Additional Notes - Summary of Changes in Impairment Losses for Credit Risk (Details) - Credit risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Impairment losses [Line Items]
Beginning balance	€ (1,111)	€ (1,045)
Unused Amounts Reversed	1,111	1,045
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(395)	(1,111)
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	(395)	(1,111)
General Impairment Model | Stage 1
Impairment losses [Line Items]
Beginning balance	(697)	(685)
Unused Amounts Reversed	697	685
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(229)	(697)
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	(229)	(697)
General Impairment Model | Stage 2
Impairment losses [Line Items]
Beginning balance	0	0
Unused Amounts Reversed	0	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	0	0
General Impairment Model | Stage 3
Impairment losses [Line Items]
Beginning balance	0	0
Unused Amounts Reversed	0	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	0	0
Simplified Impairment Model | Stage 2
Impairment losses [Line Items]
Beginning balance	(414)	(360)
Unused Amounts Reversed	414	360
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	(166)	(414)
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	(166)	(414)
Simplified Impairment Model | Stage 3
Impairment losses [Line Items]
Beginning balance	0	0
Unused Amounts Reversed	0	0
Increase in Impairment Losses for Credit Risks recognized in Profit or Loss during the Year	0	0
Change between Impairment Stages	0	0
Amounts written off during the Year as uncollectible	0	0
Ending balance	€ 0	€ 0